CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
CURRENT ASSETS
Cash	$ 236,138	$ 320,952
Accounts receivable (net)
Trade (Note 5)	53,953	51,569
Other (Note 6)	16,931	12,193
Prepaid expenses and other (Note 7)	45,544	33,468
TOTAL CURRENT ASSETS	352,566	418,182
OTHER LONG-TERM ASSETS (Note 19)	24,887	24,737
PROPERTY AND EQUIPMENT, NET (Note 8)	12,481	11,552
RIGHT-OF-USE ASSETS (Note 13)	7,623	6,257
DEFERRED INCOME TAXES	3,802	2,097
INTANGIBLE ASSETS, NET (Note 9)	321,270	251,047
GOODWILL (Note 10)	924,755	760,413
TOTAL ASSETS	1,647,384	1,474,285
CURRENT LIABILITIES
Accounts payable	20,650	17,484
Accrued liabilities (Note 11)	79,656	91,824
Lease obligations (Note 13)	3,178	3,075
Income taxes payable	9,313	6,734
Deferred revenue (Note 19)	104,230	84,513
TOTAL CURRENT LIABILITIES	217,027	203,630
LEASE OBLIGATIONS (Note 13)	4,718	3,903
DEFERRED REVENUE (Note 19)	978	1,464
INCOME TAXES PAYABLE	5,531	6,153
DEFERRED INCOME TAXES	34,127	21,101
TOTAL LIABILITIES	262,381	236,251
COMMITMENTS, CONTINGENCIES AND GUARANTEES (Note 14)
SHAREHOLDERS' EQUITY (Note 15)
Common shares - unlimited shares authorized; Shares issued and outstanding totaled 85,605,969 at January 31, 2025 (January 31, 2024 - 85,183,455)	568,339	551,164
Additional paid-in capital	503,133	494,701
Accumulated other comprehensive loss	(50,497)	(28,586)
Retained earnings	364,028	220,755
TOTAL SHAREHOLDERS' EQUITY	1,385,003	1,238,034
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,647,384	$ 1,474,285